Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT:

	December 31,
	2024	2023

Equipment and furniture	$35,416	9,567
Less accumulated depreciation	(11,274)	(7,239)
Property and equipment, net	$24,142	2,328

Depreciation expense was $4,035 and $670 for the years ended December 31, 2024 and 2023, respectively.